Restatement of Financial Statements - Statement Of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,274)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,454	1,373	2,883	2,820	4,740	4,843	4,231	6,275	5,409	4,880
Credit losses on accounts receivable	178	(171)	324	581	744	311	102	336	(301)	213
Accretion of marketable securities					(5,317)	(1,490)		(1,964)	0	0
Operating lease right-of-use asset amortization			1,002		1,371	1,518		2,015	715	499
Stock-based compensation expense	3,943	3,802	8,153	8,961	15,150	12,497	11,721	16,823	15,383	15,975
Impairment			54	207	0	130		1,361	25,801	0
Other operating activity			602		(389)	647		(150)	(340)	692
Changes in assets and liabilities:
Accounts receivable	(3,741)	1,319	(5,750)	3,479	(6,402)	(5,615)	5,045	(6,695)	5,156	(6,853)
Inventory	530	(206)	(1,180)	1,515	(6,845)	(3,700)	6,146	(8,944)	7,243	(10,125)
Prepaid expenses and other current assets	(422)	(2,071)	(527)	961	(168)	(2,829)	(282)	(2,371)	(738)	(166)
Other non-current assets	(33)	1	(707)	2	(479)	(702)	(857)	(717)	(822)	(2)
Accounts payable	(1,271)	(5,306)	(631)	(3,220)	588	948	(7,010)	1,189	(5,287)	2,339
Accrued compensation and benefits, accrued expenses, and other current liabilities	(5,809)	(4,864)	(1,053)	(4,248)	(3,166)	1,229	(2,914)	4,410	(3,599)	606
Deferred revenue	2,041	2,956	1,666	6,228	(826)	894	3,108	635	2,599	1,462
Operating lease liabilities	179	(87)	(730)	(3,128)	(2,971)	(1,690)	(1,156)	(2,645)	(266)	(1,230)
Other non-current liabilities	(203)	(271)	(72)	(9)	11	(107)	128	(53)	10	(363)
Net cash used in operating activities	(9,824)	(21,755)	(8,791)	(29,716)	(30,862)	(12,657)	(44,521)	(18,849)	(48,611)	(47,621)
Cash flows from investing activities:
Purchases of marketable securities	(136)				(270,972)	(125,200)		(175,613)	0	0
Purchases of property and equipment		(1,335)	(947)	(6,342)	(2,956)	(1,878)	(10,019)	(3,841)	(11,614)	(13,675)
Net cash used in investing activities	(136)	(815)	(947)	(5,822)	(114,649)	(127,078)	(9,499)	(148,454)	(11,094)	(6,397)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	551	594	777	594	2,999	2,632	881	2,889	2,311	8,815
Payments for employee taxes withheld on stock-based compensation awards	(13)		(87)		(2,584)	(142)		(198)	0	0
Net cash provided by financing activities	551	979	690	1,190	415	2,490	1,597	2,691	2,311	270,795
Net decrease in cash, cash equivalents, and restricted cash	(9,409)	(21,591)	(9,048)	(34,348)	(145,096)	(137,245)	(52,423)	(164,612)	(57,394)	216,777
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	24	(558)	(163)	(776)	18	(229)	(507)	301	(538)	(92)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	399,269	341,337	399,269	177,026	341,337	399,269	341,337	399,269	182,584
Cash, cash equivalents, and restricted cash at end of period	331,952	377,120	332,126	364,145	31,948	203,863	346,339	177,026	341,337	399,269
Supplemental disclosure of cash flow information:
Cash paid for taxes	246		502		703	719	263	808	684	0
Shares received as consideration under product sales agreement			1,000		0	775
As Previously Reported
Cash flows from operating activities:
Net loss	(6,103)	(18,153)	(12,167)	(43,055)		(19,925)	(78,119)	(32,334)	(96,700)	(57,688)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,439	1,358	2,845	2,790		4,788	4,186	6,364	5,349	4,851
Credit losses on accounts receivable	178	(171)	324	581		311	102	336	(301)	213
Accretion of marketable securities						(1,490)		(1,964)
Operating lease right-of-use asset amortization			1,002			1,518		2,015	715	499
Stock-based compensation expense	3,902	3,827	8,095	9,013		12,438	11,779	16,764	15,442	15,975
Impairment			0	0		0		1,570	25,592
Other operating activity			548			647		150	(439)	692
Changes in assets and liabilities:
Accounts receivable	(3,741)	1,319	(5,750)	3,479		(5,615)	5,045	(6,695)	5,156	(6,853)
Inventory	(89)	(484)	(1,181)	180		(2,966)	3,919	(5,364)	5,386	(8,090)
Prepaid expenses and other current assets	(422)	(2,070)	(527)	930		(2,829)	(262)	(2,371)	(568)	(393)
Other non-current assets	(33)	1	(965)	2		(716)	(859)	(775)	(909)	(2)
Accounts payable	(1,271)	(5,306)	(631)	(3,220)		948	(7,085)	1,189	(5,362)	2,414
Accrued compensation and benefits, accrued expenses, and other current liabilities	(5,983)	(4,921)	(1,326)	(4,387)		876	(3,021)	4,276	(3,976)	606
Deferred revenue	2,041	2,956	1,666	6,228		894	3,108	635	2,599	1,462
Operating lease liabilities	179	(87)	(730)	(3,128)		(1,690)	(1,156)	(2,645)	(266)	(1,230)
Other non-current liabilities	(203)	(271)	(72)	(9)		(107)	128	(53)	10	(363)
Net cash used in operating activities	(9,502)	(21,695)	(8,869)	(29,635)		(12,918)	(44,182)	(18,902)	(48,272)	(47,907)
Cash flows from investing activities:
Purchases of marketable securities	(136)					(125,200)		(175,613)		0
Purchases of property and equipment		(1,394)	(784)	(6,454)		(1,572)	(10,131)	(3,788)	(11,726)	(13,616)
Net cash used in investing activities	(136)	(874)	(784)	(5,934)		(126,772)	(9,611)	(148,401)	(11,206)	(6,338)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	551	594	777	594		2,632	881	2,889	2,311	8,815
Payments for employee taxes withheld on stock-based compensation awards	(13)		(87)			(142)		(198)
Net cash provided by financing activities	551	979	690	1,190		2,490	1,597	2,691	2,311	270,795
Net decrease in cash, cash equivalents, and restricted cash	(9,087)	(21,590)	(8,963)	(34,379)		(137,200)	(52,196)	(164,612)	(57,167)	216,550
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	24	(558)	(163)	(776)		(229)	(507)	301	(538)	(92)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	399,042	341,337	399,042	177,026	341,337	399,042	341,337	399,042	182,584
Cash, cash equivalents, and restricted cash at end of period	332,274	376,894	332,211	363,887		203,908	346,339	177,026	341,337	399,042
Supplemental disclosure of cash flow information:
Cash paid for taxes	246		502			719	263	808	684
Shares received as consideration under product sales agreement			1,000			775
Adjustments
Cash flows from operating activities:
Net loss	(1,171)	233	(658)	(1,771)		384	(3,257)	3,980	(2,874)	2,140
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	15	15	38	30		55	45	(89)	60	29
Credit losses on accounts receivable	0	0	0	0		0		0	0	0
Accretion of marketable securities						0		0
Operating lease right-of-use asset amortization			0			0		0	0	0
Stock-based compensation expense	41	(25)	58	(52)		59	(58)	59	(59)	0
Impairment			54	207		130		(209)	209
Other operating activity			54			0		(300)	99	0
Changes in assets and liabilities:
Accounts receivable	0	0	0	0		0		0	0	0
Inventory	619	278	1	1,335		(734)	2,227	(3,580)	1,857	(2,035)
Prepaid expenses and other current assets	0	(1)	0	31		0	(20)	0	(170)	227
Other non-current assets	0	0	258	0		14	2	58	87	0
Accounts payable	0	0	0	0		0	75	0	75	(75)
Accrued compensation and benefits, accrued expenses, and other current liabilities	174	57	273	139		353	107	134	377	0
Deferred revenue	0	0	0	0		0		0	0	0
Operating lease liabilities	0	0	0	0		0		0	0	0
Other non-current liabilities	0	0	0	0		0		0	0	0
Net cash used in operating activities	(322)	(60)	78	(81)		261	(339)	53	(339)	286
Cash flows from investing activities:
Purchases of marketable securities	0					0		0		0
Purchases of property and equipment		59	(163)	112		(306)	112	(53)	112	(59)
Net cash used in investing activities	0	59	(163)	112		(306)	112	(53)	112	(59)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	0	0	0	0		0		0	0	0
Payments for employee taxes withheld on stock-based compensation awards	0		0			0		0
Net cash provided by financing activities	0	0	0	0		0		0	0	0
Net decrease in cash, cash equivalents, and restricted cash	(322)	(1)	(85)	31		(45)	(227)	0	(227)	227
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	0	0	0	0		0		0	0	0
Cash, cash equivalents, and restricted cash at beginning of period	0	227	0	227	$ 0	0	$ 227	0	227	0
Cash, cash equivalents, and restricted cash at end of period	(322)	$ 226	(85)	$ 258		(45)		0	0	$ 227
Supplemental disclosure of cash flow information:
Cash paid for taxes	$ 0		0			0		$ 0	$ 0
Shares received as consideration under product sales agreement			$ 0			$ 0